UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04052

Legg Mason Partners Money Market Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: August 31

Date of reporting period: November 30, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS MONEY MARKET TRUST

WESTERN ASSET CONNECTICUT MUNICIPAL MONEY MARKET FUND

FORM N-Q

November 30, 2015

WESTERN ASSET CONNECTICUT MUNICIPAL MONEY MARKET FUND

Schedule of investments (unaudited)	November 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 99.6%
Education - 33.2%
Connecticut State HEFA Revenue:
Hotchkiss School, SPA-U.S. Bank N.A.	0.010%	7/1/30	$1,600,000	$1,600,000	(a)(b)
Trinity College, LOC-JPMorgan Chase	0.010%	7/1/34	800,000	800,000	(a)(b)
Wesleyan University	0.010%	7/1/40	800,000	800,000	(a)(b)
Westover School, LOC-TD Bank N.A.	0.010%	7/1/30	800,000	800,000	(a)(b)
Yale University	0.010%	7/1/36	1,600,000	1,600,000	(a)(b)
University of Connecticut Revenue	5.000%	2/15/16	150,000	151,457

Total Education				5,751,457

General Obligation - 8.7%
Clinton, CT, GO	4.000%	1/15/16	140,000	140,620
Connecticut State, GO	5.500%	12/15/15	175,000	175,341
Ellington, CT, GO	2.000%	6/15/16	250,000	252,077
Norwalk, CT, GO	4.000%	7/1/16	150,000	153,186
Seymour, CT, GO	4.000%	8/1/16	180,000	184,244
Texas State, GO, Veterans Housing Fund II, SPA-Landesbank Hessen-Thuringen	0.030%	6/1/33	600,000	600,000	(a)(b)(c)

Total General Obligation				1,505,468

Health Care - 12.1%
Connecticut State HEFA Revenue:
Hoffman Summerwood Community, LOC-TD Bank N.A.	0.020%	7/1/37	795,000	795,000	(a)(b)
Hospital for Special Care, LOC-Webster Bank N.A., FHLB	0.010%	7/1/37	800,000	800,000	(a)(b)
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Methodist Hospital	0.010%	12/1/24	200,000	200,000	(a)(b)
Massachusetts State HEFA Revenue, Partners Healthcare Systems, SPA-JPMorgan Chase	0.010%	7/1/27	200,000	200,000	(a)(b)
Missouri State HEFA Revenue, BJC Health System	0.010%	5/15/38	100,000	100,000	(a)(b)

Total Health Care				2,095,000

Housing: Multi-Family - 10.1%
Connecticut State HFA Revenue, SPA-Royal Bank of Canada	0.020%	5/15/31	855,000	855,000	(a)(b)(c)
Sacramento County, CA, Housing Authority, MFH Revenue, Chesapeake Commons, Wasatch Pool Holdings LLC, FNMA, LIQ-FNMA	0.020%	2/15/31	100,000	100,000	(a)(b)(c)
Stamford, CT, Housing Authority, Multi-Family Revenue, Fairfield Apartments Project, LIQ-FHLMC	0.010%	12/1/28	800,000	800,000	(a)(b)(c)

Total Housing: Multi-Family				1,755,000

Housing: Single Family - 4.6%
Connecticut State HFA Revenue, CIL Realty Inc., LOC-HSBC Bank USA N.A.	0.010%	7/1/32	800,000	800,000	(a)(b)

Industrial Revenue - 4.6%
St. James Parish, LA, Revenue, Nustar Logistics LP Project, LOC-Bank of Tokyo-Mitsubishi UFJ	0.010%	12/1/40	600,000	600,000	(a)(b)
St. Joseph County, IN, EDR, Logan Community Resources Inc. Project, LOC-PNC Bank N.A.	0.020%	5/1/34	200,000	200,000	(a)(b)

Total Industrial Revenue				800,000

Miscellaneous - 1.2%
Kansas City, MO, Special Obligation Revenue, Chouteau I-35 Project, LOC-JPMogan Chase & Co.	0.010%	3/1/24	200,000	200,000	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET CONNECTICUT MUNICIPAL MONEY MARKET FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Power - 4.6%
Connecticut Innovations Inc., CT, Revenue, ISO New England Inc. Project, LOC-TD Bank N.A.	0.010%	12/1/39	$795,000	$795,000	(a)(b)

Public Facilities - 2.8%
Atlanta, GA, Development Authority Revenue, Georgia Aquarium Inc. Project, LOC-SunTrust Bank & FHLB	0.010%	10/1/33	280,000	280,000	(a)(b)
California Statewide CDA Revenue, Young Men’s Christian Association of The East Bay Project, LOC-Wells Fargo Bank N.A.	0.010%	6/1/27	200,000	200,000	(a)(b)

Total Public Facilities				480,000

Tax Allocation - 1.2%
Nassau County, NY, Interim Finance Authority Revenue, SPA-Sumitomo Mitsui Banking, Sales Tax Secured	0.010%	11/15/21	200,000	200,000	(a)(b)

Transportation - 14.2%
Capital City EDA Revenue, SPA-Bank of America N.A.	0.020%	6/15/24	1,100,000	1,100,000	(a)(b)
Connecticut State Special Tax Obligation Revenue:
Second Lien Transportation Infrastructure	5.000%	2/1/16	230,000	231,828
Second Lien Transportation Infrastructure	5.000%	2/1/16	125,000	125,973
Metropolitan Washington DC, Airports Authority System Revenue, LOC-Royal Bank of Canada	0.020%	10/1/39	200,000	200,000	(a)(b)(c)
MTA, NY, Revenue, LOC-Citibank N.A.	0.010%	11/15/50	800,000	800,000	(a)(b)

Total Transportation				2,457,801

Water & Sewer - 2.3%
Loudoun County, VA, Sanitation Authority Water & Sewer Revenue, Parity Indebtness, SPA-Bank of America N.A.	0.020%	1/1/30	100,000	100,000	(a)(b)
Orange, NC, Water & Sewer Authority, System Revenue, SPA-Wells Fargo Bank N.A.	0.020%	7/1/29	300,000	300,000	(a)(b)

Total Water & Sewer				400,000

TOTAL INVESTMENTS - 99.6% (Cost - $17,239,726#)				17,239,726
Other Assets in Excess of Liabilities - 0.4%				66,888

TOTAL NET ASSETS - 100.0%				$17,306,614

(a)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(b)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

WESTERN ASSET CONNECTICUT MUNICIPAL MONEY MARKET FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2015

Abbreviations used in this schedule:

CDA	— Communities Development Authority
CIL	— Corporation for Independent Living
EDA	— Economic Development Authority
EDR	— Economic Development Revenue
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GO	— General Obligation
HEFA	— Health & Educational Facilities Authority
HFA	— Housing Finance Authority
ISO	— Independent System Operator
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFH	— Multi-Family Housing
MTA	— Metropolitan Transportation Authority
SPA	— Standby Bond Purchase Agreement - Insured Bonds

Ratings Table*

Standard & Poor’s/Moody’s/Fitch**

A-1	68.2%
VMIG 1	23.6
AA/Aa	7.3
AAA/Aaa	0.9

100.0%

*	As a percentage of total investments.

**	Standard & Poor’s primary rating; Moody’s secondary; then Fitch. The ratings shown are based on each portfolio security’s rating as determined by Standard & Poor’s, Moody’s or Fitch, each a Nationally Recognized Statistical Rating Organization (“NRSRO”). These ratings are the opinions of the NRSRO and are not measures of quality or guarantees of performance. Securities may be rated by other NRSROs, and these ratings may be higher or lower.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Connecticut Municipal Money Market Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Money Market Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Short-term investments†	—	$17,239,726	—	$17,239,726

†	See Schedule of Investments for additional detailed categorizations.

2. Money market fund reform

In July 2014, the U.S. Securities and Exchange Commission adopted money market fund reform to address potential systemic risks associated with money market funds and to improve transparency for money market fund investors. The reforms require institutional prime and institutional municipal money market funds to sell and redeem shares at prices based on their market value (a floating net asset value). The reforms also allow money market funds to impose liquidity fees and suspend redemptions temporarily, and impose new requirements related to diversification, stress testing, and disclosure. As a result, the Fund may be required to implement changes that will impact and may adversely affect the Fund and its shareholders. The compliance date for most of these changes is October 14, 2016.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Money Market Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	January 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	January 21, 2016

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	January 21, 2016